UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2010

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Dalton Investments LLC
Address: 12424 Wilshire Boulevard, Suite 600

         Los Angeles, CA  90025

13F File Number:  28-12151

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Joy L. Milan, JD
Title:     Vice President - Compliance & Legal Affairs
Phone:     (310) 882-4141

Signature, Place, and Date of Signing:

     /s/ Joy L. Milan, JD     Los Angeles, CA     February 14, 2011


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     40

Form13F Information Table Value Total:     $109,428 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ACACIA RESH CORP               ACACIA TCH COM   003881307      561    21643 SH       Sole                    21643        0        0
ALPINE GLOBAL PREMIER PPTYS    COM SBI          02083a103       81    11433 SH       Sole                    11433        0        0
ALPS ETF TR                    JEFF TRJ CRB GLO 00162Q304      562    11333 SH       Sole                    11333        0        0
AOL INC                        COM              00184X105     2811   118537 SH       Sole                   118537        0        0
BANCROFT FUND LTD              COM              059695106      667    39414 SH       Sole                    39414        0        0
BERKSHIRE HATHAWAY INC DEL     CL B NEW         084670702    11884   148350 SH       Sole                   148350        0        0
CABLEVISION SYS CORP           CL A NY CABLVS   12686C109     7617   225100 SH       Sole                   225100        0        0
COCA COLA CO                   COM              191216100     2293    34870 SH       Sole                    34870        0        0
COHEN & STEERS CLOSED END OP   COM              19248P106      708    54361 SH       Sole                    54361        0        0
CONOCOPHILLIPS                 COM              20825C104     3854    56588 SH       Sole                    56588        0        0
DELL INC                       COM              24702R101      859    63370 SH       Sole                    63370        0        0
DIRECTV                        COM CL A         25490A101     8314   208209 SH       Sole                   208209        0        0
ELLSWORTH FUND LTD             COM              289074106      864   117577 SH       Sole                   117577        0        0
ENSTAR GROUP LIMITED           SHS              G3075P101     1362    16107 SH       Sole                    16107        0        0
FRANKLIN TEMPLETON LTD DUR I   COM              35472t101      251    19193 SH       Sole                    19193        0        0
ISHARES TR                     IBOXX INV CPBD   464287242      317     2925 SH       Sole                     2925        0        0
ISHARES TR                     MSCI ACWI EX     464288240      247     5604 SH       Sole                     5604        0        0
ISHARES TR                     HIGH YLD CORP    464288513      367     4062 SH       Sole                     4062        0        0
LIBERTY GLOBAL INC             COM SER C        530555309     8617   254265 SH       Sole                   254265        0        0
LIBERTY MEDIA CORP NEW         CAP COM SER A    53071M302     6437   102900 SH       Sole                   102900        0        0
LIBERTY MEDIA CORP NEW         INT COM SER A    53071M104      410    26000 SH       Sole                    26000        0        0
LOEWS CORP                     COM              540424108     9459   243098 SH       Sole                   243098        0        0
MEDIACOM COMMUNICATIONS CORP   CL A             58446K105     1114   131500 SH       Sole                   131500        0        0
MICROFINANCIAL INC             COM              595072109       42    10376 SH       Sole                    10376        0        0
NOBEL LEARNING CMNTYS INC      COM              654889104      295    40000 SH       Sole                    40000        0        0
PANHANDLE OIL AND GAS INC      CL A             698477106     1645    60000 SH       Sole                    60000        0        0
PHILIP MORRIS INTL INC         COM              718172109     4384    74900 SH       Sole                    74900        0        0
PLATINUM UNDERWRITER HLDGS L   COM              G7127P100     4478    99577 SH       Sole                    99577        0        0
PROSHARES TR                   PSHS SHORT QQQ   74347R602     6993   201700 SH       Sole                   201700        0        0
PROSHARES TR                   PSHS SHTRUSS2000 74347R826     6813   211700 SH       Sole                   211700        0        0
RESOURCE CAP CORP              COM              76120W302       80    10781 SH       Sole                    10781        0        0
SPDR INDEX SHS FDS             S&P INTL SMLCP   78463x871      691    22395 SH       Sole                    22395        0        0
SPDR SERIES TRUST              BRCLYS CAP CONV  78464a359      308     7515 SH       Sole                     7515        0        0
UNITED MICROELECTRONICS CORP   SPON ADR NEW     910873405     5281  1671200 SH       Sole                  1671200        0        0
VANGUARD INDEX FDS             REIT ETF         922908553      509     9193 SH       Sole                     9193        0        0
VANGUARD INDEX FDS             LARGE CAP ETF    922908637     2680    46516 SH       Sole                    46516        0        0
VANGUARD INDEX FDS             SMALL CP ETF     922908751      458     6300 SH       Sole                     6300        0        0
VANGUARD INDEX FDS             STK MRK ETF      922908769     2333    35933 SH       Sole                    35933        0        0
VANGUARD INTL EQUITY INDEX F   ALLWRLD EX US    922042775     2456    51451 SH       Sole                    51451        0        0
VIACOM INC NEW                 CL B             92553p201      326     8240 SH       Sole                     8240        0        0